Total Operating Expenses - Summary of Total Operating Expenses (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Operating Expenses [abstract]
Manufacturing costs	€ 450	€ 5,580	€ 2,325	€ 9,858
IP and license costs	585	492	876	844
Personnel related R&D	2,470	2,107	4,510	3,808
Other R&D costs	6,479	4,344	12,644	8,311
Total R&D costs	9,984	12,523	20,355	22,821
Management and administration costs	3,119	2,639	5,055	5,491
Litigation costs	59	552	123	849
Other operating expenses	3,684	2,745	7,624	5,134
Total other expenses	3,743	3,297	7,747	5,983
Total operating expenses	€ 16,846	€ 18,459	€ 33,157	€ 34,295